Presentation and Preparation of the Consolidated Financial Statements and Significant Accounting Policies - Additional Information (Details) $ / shares in Units, R$ in Millions		1 Months Ended	12 Months Ended
	Jun. 02, 2021 $ / shares shares	Nov. 30, 2020 USD ($) Officer	Dec. 31, 2021 USD ($) shares Investor	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018	Dec. 31, 2021 BRL (R$)
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Cumulative inflation rate period			3 years	3 years
Percentage of cumulative inflation rate			100.00%	100.00%
Financial liabilities at fair value through profit or loss | $			$ 886,000	$ 2,896,000
Acquired intangible assets useful economic lives			18 years 9 months
Loan amount			$ 5,000,000				R$ 27
Loan interest			1.85%				1.85%
Number of options expired			0	0
Argentina
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Cumulative inflation rate period						3 years
Percentage of cumulative inflation rate						100.00%
Employee Share Purchase Plan
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Number of officers signed on loan agreement | Officer		2
Loan amount | $		$ 31,500,000
Loan interest		1.50%
Computer Equipment
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Estimated useful lives of property plant and equipment			3 years
Common Stock
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Stock split description	a written resolution of dLocal’s shareholders dated May 19, 2021 and effective June 2, 2021, approved a 500-for-1 stock split of dLocal’s common shares
Conversion of stock shares converted	500
Increase in authorized share capital	1,500,000,000
Share capital before changing par value of common shares	577,008
Share capital after changing par value of common shares	288,504,244
Price index			1.5	1.36	1.54
Stock split	500-for-1
Warrants
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Warrants issued to purchase common stock					17,345,000
Purchase price per share | $ / shares					$ 0.57
Percent of price per share paid in or implied by transaction					60.00%
Net cash proceeds from exercise of warrants | $					$ 0
Merchant’s beneficial ownership percentage upon issuance of warrant					4.999%
Number of notice days to waive beneficial ownership limit					61 days
Top of Range
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Acquired intangible assets useful economic lives			3 years
Top of Range | Common Stock
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Change in par value of common shares | $ / shares	$ 1.00
Bottom of Range | Common Stock
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Change in par value of common shares | $ / shares	$ 0.002
dLocal Group Limited
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Financial assets at fair value through OCI | $			$ 0	$ 0
Financial liabilities at fair value through profit or loss | $			$ 0	$ 0
Number of shareholder | Investor			1
Number of other equity instruments expired in share-based payment arrangement			0	0
Date of expiration of warrants			Jan. 01, 2026
dLocal Group Limited | Top of Range
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Amortization period of capitalized software development costs on straight-line basis			3 years